Principal Accounting Policies - Revenues disaggregated by products and services (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues disaggregated by products and services
Revenues	[1]	$ 200,331	¥ 1,377,379	¥ 1,575,092	¥ 1,444,907
Operating segments
Revenues disaggregated by products and services
Revenues		200,331	1,377,379	1,575,092	1,444,907
Operating segments | Net advertising services
Revenues disaggregated by products and services
Revenues		174,281	1,198,271	1,353,480	1,232,210
Operating segments | Paid services
Revenues disaggregated by products and services
Revenues		26,050	179,108	221,612	212,697
Operating segments | Revenues from digital entertainment
Revenues disaggregated by products and services
Revenues		19,245	132,319	180,030	158,752
Operating segments | Revenues from games and others
Revenues disaggregated by products and services
Revenues		$ 6,805	¥ 46,789	¥ 41,582	¥ 53,945

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 98,413 67,393 41,482 6,033Paid services revenues 122,844 139,149 87,131 12,673Cost of revenues (29,057) (57,057) (30,167) (4,388)Sales and marketing expenses (1,277) (748) (4,341) (631)General and administrative expenses (260) (6,245) (7,918) (1,152)